Leases - Additional Information (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Lease [Line Items]
Lease contracts expiration year	2024
Revenue from subleasing right-of-use of assets	$ 28,191	$ 111,366
Interest expense on leases liabilities	108,620	106,337
Expense for Non-lease Components
Lease [Line Items]
Selling, general and administrative expenses	$ 48,192	$ 27,378